Employee benefit plans - Information about Plan Assets for which Level 3 Inputs are Utilized to Determine Fair Value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 220,873		¥ 191,674
Fair value of plan assets at end of year		233,837		220,873
Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		12,235
Fair value of plan assets at end of year		6,793		12,235
Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year	[1]	31,203
Fair value of plan assets at end of year	[1]	67,002		31,203
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		24,055		27,358
Unrealized and realized gains / loss		1,789		1,583
Purchases / sales and other settlement		29,494		(4,886)
Fair value of plan assets at end of year		55,338		24,055
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		12,235		12,323
Unrealized and realized gains / loss		(2,147)		1,550
Purchases / sales and other settlement		(3,295)		(1,638)
Fair value of plan assets at end of year		6,793		12,235
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		11,820	[1]	15,035
Unrealized and realized gains / loss		3,936		33
Purchases / sales and other settlement		32,789		(3,248)
Fair value of plan assets at end of year	[1]	¥ 48,545		¥ 11,820

[1]	Includes hedge funds and real estate funds.